UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ardsley Advisory Partners
           --------------------------------------------------
Address:   262 Harbor Drive, 4th Floor
           --------------------------------------------------
           Stamford, CT 06902
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:     28-04639
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven Napoli
           --------------------------------------------------
Title:     Partner
           --------------------------------------------------
Phone:     203-564-4230
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Steven Napoli               Stamford, CT            05/6/05
       ------------------------   ---------------------------  ---------
             [Signature]                [City, State]            [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  none

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        48
                                               -------------

Form 13F Information Table Value Total:        $633,874
                                               -------------
                                                (thousands)


List of Other Included Managers:  none


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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
                                                      Form 13F INFORMATION TABLE


              COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
ADVANCED MEDICAL OPTICS INC       COM            00763M108   14,484     400,000(SH)      (SOLE)                    400,000(SOLE)
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AETNA INC NEW                     COM            00817Y108   37,475     500,000(SH)      (SOLE)                    500,000(SOLE)
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ALVARION LTD                      SHS            M0861T100   11,472   1,200,000(SH)      (SOLE)                  1,200,000(SOLE)
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ATHEROS COMMUNICATIONS INC        COM            04743P108    7,703     750,000(SH)      (SOLE)                    750,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
BEA SYS INC                       COM            073325102    7,970   1,000,000(SH)      (SOLE)                  1,000,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
BJ SVCS CO                        COM            055482103   15,564     300,000(SH)      (SOLE)                    300,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
CANADIAN NATL RES LTD             COM            136385101   10,512     185,000(SH)      (SOLE)                    185,000(SOLE)
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CAREMARK RX INC                   COM            141705103   55,692   1,400,000(SH)      (SOLE)                  1,400,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
CHESAPEAKE ENERGY CORP            COM            165167107   15,358     700,000(SH)      (SOLE)                    700,000(SOLE)
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CITIGROUP INC                     COM            172967101   15,729     350,000(SH)      (SOLE)                    350,000(SOLE)
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CORAUTUS GENETICS INC             COM NEW        218139202    3,504     760,000(SH)      (SOLE)                    760,000(SOLE)
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CROMPTON CORP                     COM            227116100    9,490     650,000(SH)      (SOLE)                    650,000(SOLE)
----------------------------------------------------------------------------------------------------------------------------------
DANIELSON HLDG CORP               COM            236274106   19,406   1,125,000(SH)      (SOLE)                  1,125,000(SOLE)
----------------------------------------------------------------------------------------------------------------------------------
ECOLLEGE COM                      COM            27887E100    4,141     320,000(SH)      (S0LE)                    320,000(SOLE)
----------------------------------------------------------------------------------------------------------------------------------
GOOGLE INC                        CL A           38259P508   16,246      90,000(SH)      (SOLE)                     90,000(SOLE)
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ICICI BK LTD                      ADR            45104G104   12,432     600,000(SH)      (SOLE)                    600,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
INGERSOLL-RAND COMPANY LTD        CL A           G4776G101   21,107     265,000(SH)      (SOLE)                    265,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
INTEGRATED ELECTRICAL SVCS        COM            45811E103    5,520   2,000,000(SH)      (SOLE)                  2,000,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
KINTERA INC                       COM            49720P506    3,975     750,000(SH)      (SOLE)                    750,000(SOLE)
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KONGZHONG CORP                    SPONSORED ADR  50047P104   15,600   1,950,000(SH)      (SOLE)                  1,950,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
MAGNUM HUNTER RES INC             COM PAR $0.002 55972F203   17,721   1,100,000(SH)      (SOLE)                  1,100,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
MARCHEX INC                       CL B           56624R108    9,786     525,000(SH)      (SOLE)                    525,000(SOLE)
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MOBILE TELESYSTEMS OJSC           SPONSORED ADR  607409109    6,862     195,000(SH)      (SOLE)                    195,000(SOLE)
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NABORS INDS INC                   SHS            G6359F103   14,785     250,000(SH)      (SOLE)                    250,000(SOLE)
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NEKTAR THERAPEUTICS               COM            640268108    9,061     650,000(SH)      (SOLE)                    650,000(SOLE)
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NETEASE COM INC                   SPONSORED ADR  64110W102   19,284     400,000(SH)      (SOLE)                    400,000(SOLE)
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NETLOGIC MICROSYSTEMS INC         COM            64118B100    9,928     800,000(SH)      (SOLE)                    800,000(SOLE)
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ONYX PHARMACEUTICALS INC          COM            683399109    7,838     250,000(SH) CALL (SOLE)                    250,000(SOLE)
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ORACLE CORP                       COM            68389X105   12,480   1,000,000(SH)      (SOLE)                  1,000,000(SOLE)
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ORCHID BIOSCIENCES INC            COM PAR $0.01  68571P506   10,584     900,000(SH)      (SOLE)                    900,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
OWENS ILL INC                     COM NEW        690768403   11,942     475,000(SH)      (SOLE)                    475,000(SOLE)
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PETCO ANIMAL SUPPLIES             COM NEW        716016209   22,086     600,000(SH)      (SOLE)                    600,000(SOLE)
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PFIZER INC                        COM            717081103   23,643     900,000(SH)      (SOLE)                    900,000(SOLE)
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RHODIA                            SPONSORED ADR  762397107   13,471   6,295,000(SH)      (SOLE)                  6,295,000(SOLE)
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ROWAN COS INC                     COM            779382100    9,727     325,000(SH)      (SOLE)                    325,000(SOLE)
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SATYAM COMPUTER SERVICES LTD      ADR            804098101   11,213     480,000(SH)      (SOLE)                    480,000(SOLE)
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SCIENTIFIC ATLANTA INC            COM            808655104    1,411      50,000(SH)      (SOLE)                     50,000(SOLE)
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SIGMATEL INC                      COM            82661W107    7,486     200,000(SH)      (SOLE)                    200,000(SOLE)
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SOUTHWEST AIRLS CO                COM            844741108    7,832     550,000(SH)      (SOLE)                    550,000(SOLE)
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SUN HEALTHCARE GROUP INC          COM NEW        866933401    1,492     225,000(SH)      (SOLE)                    225,000(SOLE)
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SYMBOL TECHNOLOGIES INC           COM            871508107   13,766     950,000(SH)      (SOLE)                    950,000(SOLE)
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TEKELEC                           COM            879101103    7,173     450,000(SH)      (SOLE)                    450,000(SOLE)
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VALEANT PHARMACEUTICALS INTL      COM            91911X104    9,571     425,000(SH)      (SOLE)                    425,000(SOLE)
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VERITAS SOFTWARE CO               COM            923436109   12,771     550,000(SH)      (SOLE)                    550,000(SOLE)
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GRACE W R & CO DEL NEW            COM            38388F108   20,448   2,400,000(SH)      (SOLE)                  2,400,000(SOLE)
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WALTER INDS INC                   COM            93317Q105   13,829     325,000(SH)      (SOLE)                    325,000(SOLE)
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YELLOW ROADWAY CORP               COM            985577105   14,635     250,000(SH)      (S0LE)                    250,000(SOLE)
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YOUBET COM INC                    COM            987413101    9,669   1,650,000(SH)      (SOLE)                  1,650,000(SOLE)
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